HELD FOR SALE AND DISCONTINUED OPERATIONS - Summary of total assets and liabilities classified as held-for-sale (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Analysis of Assets and Liabilities Held For Sale [Line Items]
Assets classified as held for sale	$ 0	$ 5,792
Liabilities associated with assets held for sale	0	4,232
Assets and liabilities classified as held for sale
Disclosure of Analysis of Assets and Liabilities Held For Sale [Line Items]
Assets classified as held for sale	0	5,792
Liabilities associated with assets held for sale	0	4,232
Assets and liabilities classified as held for sale | Russia
Disclosure of Analysis of Assets and Liabilities Held For Sale [Line Items]
Assets classified as held for sale	0	5,792
Liabilities associated with assets held for sale	$ 0	$ 4,232